Intangible Assets - Sensitivity Analysis (Details) - Acquired product rights - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Concordia International
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible change in discount rate	0.50%	0.50%	1.00%
Percentage of reasonably possible change in growth rate	0.50%	0.50%	1.00%
Concordia International | Liothyronine Sodium
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss		$ 958
Decrease in discount rate, decrease on impairment loss		(1,009)
Increase in revenue growth assumption, decrease in impairment loss		(364)
Decrease in revenue growth assumption, increase on impairment loss		345
Concordia International | Fusidic Acid
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss		1,696
Decrease in discount rate, decrease on impairment loss		(1,793)
Increase in revenue growth assumption, decrease in impairment loss		(719)
Decrease in revenue growth assumption, increase on impairment loss		681
Concordia International | Prednisolone
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss	$ 55	301	$ 3,089
Decrease in discount rate, decrease on impairment loss	(57)	(317)	(3,499)
Increase in revenue growth assumption, decrease in impairment loss	(12)	(116)	(5,328)
Decrease in revenue growth assumption, increase on impairment loss	12	110	4,701
Concordia International | Nefopam
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss		88	1,151
Decrease in discount rate, decrease on impairment loss		(93)	(1,303)
Increase in revenue growth assumption, decrease in impairment loss		(37)	(1,842)
Decrease in revenue growth assumption, increase on impairment loss		35	1,626
Concordia International | Dicycloverine
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss		260	836
Decrease in discount rate, decrease on impairment loss		(274)	(947)
Increase in revenue growth assumption, decrease in impairment loss		(107)	(1,281)
Decrease in revenue growth assumption, increase on impairment loss		101	1,130
Concordia International | Prochlorperazine Mesilate
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss		101
Decrease in discount rate, decrease on impairment loss		(106)
Increase in revenue growth assumption, decrease in impairment loss		(39)
Decrease in revenue growth assumption, increase on impairment loss		37
Concordia International | Alimemazine Tartrate
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss		89
Decrease in discount rate, decrease on impairment loss		(91)
Increase in revenue growth assumption, decrease in impairment loss		0
Decrease in revenue growth assumption, increase on impairment loss		$ 0
Concordia International | Erythromycin
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss	443
Decrease in discount rate, decrease on impairment loss	(462)
Increase in revenue growth assumption, decrease in impairment loss	(128)
Decrease in revenue growth assumption, increase on impairment loss	123
Concordia International | Cyclizine Hcl
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss	1,004
Decrease in discount rate, decrease on impairment loss	(1,060)
Increase in revenue growth assumption, decrease in impairment loss	(402)
Decrease in revenue growth assumption, increase on impairment loss	381
Concordia International | Trazodone
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss	72
Decrease in discount rate, decrease on impairment loss	(76)
Increase in revenue growth assumption, decrease in impairment loss	(27)
Decrease in revenue growth assumption, increase on impairment loss	26
Concordia International | Ergotamine Caffeine
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss	175
Decrease in discount rate, decrease on impairment loss	(185)
Increase in revenue growth assumption, decrease in impairment loss	(70)
Decrease in revenue growth assumption, increase on impairment loss	67
Concordia International | Dipipanone Cyclizine
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss	306		1,022
Decrease in discount rate, decrease on impairment loss	(323)		(1,160)
Increase in revenue growth assumption, decrease in impairment loss	(121)		(581)
Decrease in revenue growth assumption, increase on impairment loss	115		513
Concordia International | Hydralazine Hcl
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss	209
Decrease in discount rate, decrease on impairment loss	(220)
Increase in revenue growth assumption, decrease in impairment loss	(82)
Decrease in revenue growth assumption, increase on impairment loss	$ 78
Concordia International | Levothyroxine Sodium
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			4,783
Decrease in discount rate, decrease on impairment loss			(5,417)
Increase in revenue growth assumption, decrease in impairment loss			(8,852)
Decrease in revenue growth assumption, increase on impairment loss			7,810
Concordia International | Hydrocortisone
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			355
Decrease in discount rate, decrease on impairment loss			(401)
Increase in revenue growth assumption, decrease in impairment loss			(648)
Decrease in revenue growth assumption, increase on impairment loss			571
Concordia International | Carbimazole
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			3,450
Decrease in discount rate, decrease on impairment loss			(3,909)
Increase in revenue growth assumption, decrease in impairment loss			(5,957)
Decrease in revenue growth assumption, increase on impairment loss			5,256
Concordia International | Tranylcypromine Sulphate
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			698
Decrease in discount rate, decrease on impairment loss			(790)
Increase in revenue growth assumption, decrease in impairment loss			(1,156)
Decrease in revenue growth assumption, increase on impairment loss			$ 1,020
Concordia North America
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible change in discount rate			1.00%	1.00%
Percentage of reasonably possible change in growth rate			1.00%	1.00%
Concordia North America | Plaquenil®
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			$ 1,537	$ 27,101
Decrease in discount rate, decrease on impairment loss			(1,660)	(33,181)
Increase in revenue growth assumption, decrease in impairment loss			(1,803)	(31,373)
Decrease in revenue growth assumption, increase on impairment loss			1,946	$ 25,819
Concordia North America | Uroxatral®
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			588
Decrease in discount rate, decrease on impairment loss			(552)
Increase in revenue growth assumption, decrease in impairment loss			(684)
Decrease in revenue growth assumption, increase on impairment loss			641
Concordia North America | Dyrenium®
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			697
Decrease in discount rate, decrease on impairment loss			(776)
Increase in revenue growth assumption, decrease in impairment loss			(1,228)
Decrease in revenue growth assumption, increase on impairment loss			1,350
Concordia North America | Dibenzyline®
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			1,390
Decrease in discount rate, decrease on impairment loss			(1,529)
Increase in revenue growth assumption, decrease in impairment loss			(1,290)
Decrease in revenue growth assumption, increase on impairment loss			1,420
Concordia North America | Parnate®
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			253
Decrease in discount rate, decrease on impairment loss			(234)
Increase in revenue growth assumption, decrease in impairment loss			(280)
Decrease in revenue growth assumption, increase on impairment loss			305
Concordia North America | Ulesfia®
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate, increase on impairment loss			0
Decrease in discount rate, decrease on impairment loss			0
Increase in revenue growth assumption, decrease in impairment loss			0
Decrease in revenue growth assumption, increase on impairment loss			$ 0